Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Property, Plant and Equipment

15.  PROPERTY, PLANT AND EQUIPMENT

The following table sets forth the property, plant and equipment as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Classes of Property, Plant and Equipment, Gross	ThCh$	ThCh$
Property, Plant and Equipment, Gross	11,142,172,107	9,768,708,590
Construction in progress	2,404,299,833	1,567,685,720
Land	78,715,479	78,366,909
Buildings	655,780,937	562,807,945
Generation Plant and Equipment	6,300,566,056	5,992,384,131
Network infraestructure	1,488,114,938	1,378,810,834
Fixtures and fittings	194,179,535	171,396,847
Other property, plant and equipment	20,515,329	17,256,204

	As of December 31,
	2021	2020
Classes of Accumulated Depreciation and Impairment in Property, Plant and Equipment	ThCh$	ThCh$
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(5,031,483,346)	(4,735,212,118)
Buildings	(185,002,401)	(144,646,529)
Plant and equipment	(4,086,507,212)	(3,871,912,436)
Network infraestructure	(614,017,141)	(584,630,846)
Fixtures and fittings	(126,246,469)	(117,944,385)
Other property, plant and equipment	(19,710,123)	(16,077,922)

	As of December 31,
	2021	2020
Classes of Property, Plant and Equipment, Net	ThCh$	ThCh$
Property, Plant and Equipment, Net	6,110,688,761	5,033,496,472
Construction in progress	2,404,299,833	1,567,685,720
Land	78,715,479	78,366,909
Buildings	470,778,536	418,161,416
Generation Plant and Equipment	2,214,058,844	2,120,471,695
Network infraestructure	874,097,797	794,179,988
Fixtures and fittings	67,933,066	53,452,462
Other property, plant and equipment	805,206	1,178,282

The composition and movements of the property, plant and equipment accounts during the fiscal year ended December 31, 2021 and 2020 are as follows:

	Construction in progress	Land	Buildings, Net	Generation Plant and Equipment Net	Network infrastructure, Net	Fixtures and Fittings, Net	Other property, plant and equipment, Net	Property, Plant and Equipment, Net
Movements in 2021	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2021	1,567,685,720	78,366,909	418,161,416	2,120,471,695	794,179,988	53,452,462	1,178,282	5,033,496,472
Increases other than from business combinations	894,031,403	—	366,432	1,429,573	2,016,740	615,804	—	898,459,952
Increases (decreases) from foreign currency translation differences	167,710,277	118,312	62,905,635	174,366,572	9,145,223	268,274	162,162	414,676,455
Depreciation (1)	—	—	(20,084,630)	(128,647,891)	(38,770,418)	(6,725,834)	(535,238)	(194,764,011)
Impairment losses recognized in profit or loss for the period (2)	(28,773,082)	—	(4,262,649)	—	—	—	—	(33,035,731)
Increases (decreases) from transfers and other movements	(180,007,066)	167,714	17,268,849	32,926,796	109,860,379	19,783,328	—	—
Increases (decreases) from transfers from construction in progress	(180,007,066)	167,714	17,268,849	32,926,796	109,860,379	19,783,328	—	—
Disposals and removals from service	(230,675)	—	(577)	(1,464,759)	(895,689)	—	—	(2,591,700)
Disposals	(230,675)	—	(577)	(1,464,759)	(895,689)	—	—	(2,591,700)
Other increases (decreases) (3)	(16,306,942)	(2,182)	(3,675,456)	14,194,951	(1,438,426)	223,672	—	(7,004,383)
Argentine hyperinflationary economy	190,198	64,726	99,516	781,907	—	315,360	—	1,451,707
Total movements	836,614,113	348,570	52,617,120	93,587,149	79,917,809	14,480,604	(373,076)	1,077,192,289
Closing balance as of December 31, 2021	2,404,299,833	78,715,479	470,778,536	2,214,058,844	874,097,797	67,933,066	805,206	6,110,688,761

	Construction in progress	Land	Buildings, Net	Generation Plant and Equipment, Net	Network infrastructure, Net	Fixtures and Fittings, Net	Other property, plant and equipment, Net	Property, Plant and Equipment, Net
Movements in 2020	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance as of January 1, 2020	1,048,988,931	77,754,923	420,319,759	2,895,992,861	809,428,974	47,758,908	4,231,758	5,304,476,114
Increases other than from business combinations	744,544,601	—	151,195	691,268	101,862	119,324	—	745,608,250
Increases (decreases) from foreign currency translation differences	(57,958,736)	28,352	(19,184,500)	(54,569,811)	(3,320,508)	2,286,520	87,719	(132,630,964)
Depreciation (1)	—	—	(20,527,447)	(144,943,455)	(36,650,102)	(6,265,815)	(3,141,195)	(211,528,014)
Impairment losses recognized in profit or loss for the period (2)	(45,596,397)	—	—	(652,638,983)	—	—	—	(698,235,380)
Increases (decreases) from transfers and other movements	(57,868,918)	59,304	11,483,868	41,125,722	—	5,200,024	—	—
Increases (decreases) from transfers from construction in progress	(57,868,918)	59,304	11,483,868	41,125,722	—	5,200,024	—	—
Disposals and removals from service	(1,425,412)	—	—	(1,942,587)	(8,509,816)	—	—	(11,877,815)
Disposals	—	—	—	(1,942,587)	(6,899,719)	—	—	(8,842,306)
Removals	(1,425,412)	—	—	—	(1,610,097)	—	—	(3,035,509)
Other increases (decreases) (3)	(63,014,492)	489,124	25,862,428	36,315,417	33,129,578	4,137,244	—	36,919,299
Argentine hyperinflationary economy	16,143	35,206	56,113	441,263	—	216,257	—	764,982
Total movements	518,696,789	611,986	(2,158,343)	(775,521,166)	(15,248,986)	5,693,554	(3,053,476)	(270,979,642)
Closing balance as of December 31, 2020	1,567,685,720	78,366,909	418,161,416	2,120,471,695	794,179,988	53,452,462	1,178,282	5,033,496,472
(1)	See Note 30.
(2)	See clause iv) in section c) other information, contained in this same Note.
(3)	See Note 24.

Additional information on property, plant and equipment, net

a)	Main Investments

The main additions to property, plant and equipment relate to investments in the Company’s networks and operating plants and new projects under construction. These investments totaled ThCh$ 2,404,299,833 and ThCh$ 1,567,685,720 as of December 31, 2021 and 2020, respectively.

In the distribution segment, the main investments are improvements in networks to optimize their operation, in order to enhance efficiency and quality of service level. These investments totaled ThCh$131,899,846 and ThCh$148,835,155 as of December 31, 2021 and 2020, respectively.

In the generation segment, investments include works towards the new capacity program. This includes:

(i)	Progress on the construction of the Los Cóndores Hydroelectric power plant, by Enel Generación Chile, which will use the resources from the Maule Lake and will have an installed capacity of approximately 150 MW. The carrying amount recorded in assets for this project was ThCh$790,358,312 and ThCh$637,303,224, as of December 31, 2021 and 2020, respectively.
(ii)	Progress on the Sol de Lila, Azabache, Domeyko, Valle del Sol, Finis Terrae, Renaico II, Cerro Pabellón and Campos del Sol projects, which together represent an installed capacity of approximately 1.3 GW, and which are being executed by Enel Green Power Chile. The carrying amount recorded in assets for this project was ThCh$1,092,094,271 and ThCh$436,164,981, as of December 31, 2021 and 2020, respectively.

Following the accounting criteria described in Note 3.a), only those investments made in the abovementioned generation projects qualify as assets suitable for capitalizing interest. As a whole, these projects represent cumulative cash disbursements in the amount of ThCh$1,675,012,361 and ThCh$780,827,755, as of December 31, 2021 and 2020.

b)	Capitalized cost

b.1) Capitalized financial expenses in works in progress

The capitalized cost for financial expenses amounted to ThCh$61,513,684 as of December 31, 2021, (ThCh $33,109,819 and ThCh $9,321,354 as of December 31, 2020 and 2019, respectively) (see Note 32). The average financing rate ranged between 6.86% and 7.39% as of December 31, 2021 (4.60% and 6.84% as of December 31, 2020 and 2019, respectively).

The increase in interest capitalization evidenced during 2021 is mainly explained by a greater development of non-conventional renewable energy projects and by a greater continuity in the development of the Los Cóndores project. With respect to the Los Cóndores project, given the difficulties inherent to a project of this magnitude and the impacts related to COVID-19, which implied some suspensions in the execution of the project during the previous years, an update of the project schedule provided by Enel Generación Chile on July 27, 2020, estimates that it will be completed in the last quarter of 2023.

b.2) Capitalized personnel expenses in work-in-progress

The capitalized cost for personnel expenses directly related to constructions in progress was ThCh$31,157,196, ThCh$25,539,316 and ThCh$17,610,861 as of December 31, 2021, 2020 and 2019, respectively.

The increase in the capitalization of interest and personnel expenses compared to 2020 and 2019 is mainly due to a greater development of non-conventional renewable energy projects.

c)	Other information
(i)	As of December 31, 2021 and 2020, the Group maintained commitments to acquire tangible fixed assets in the amount of ThCh$119,301,305 and ThCh$303,709,257, respectively.
(ii)	As of December 31, 2021 and 2020, Enel Chile had no property, plant or equipment pledged as collateral for liabilities.
(iii)	The Group and its consolidated entities have insurance contracts with policies that cover any risk, earthquake and machinery breakdown up to a limit of €1,000 million (ThCh$964,590,000), and this coverage includes damages due to business disruption.

Additionally, the Group has civil liability insurance policies for third-party claims up to a limit of €400 million (ThCh$385,836,000) in case these claims are due to the rupture of any dams owned by the Company or its subsidiaries, as well as environmental civil liability to cover environmental damage claims up to €20 million (ThCh$19,291,800). The premiums associated with these policies are recorded proportionally to each company in the caption prepaid expenses.

(iv)	Decarbonization plan

Development during 2019:

On June 4, 2019, the Company’s subsidiaries Enel Generación Chile and Gasatacama Chile entered into an agreement by which both companies, in line with their own sustainability strategy and strategic plan, and the Ministry of Energy, regulated how they would proceed to progressively eliminate the Tarapacá, Bocamina I and Bocamina II coal-fired generation units (hereinafter, Tarapacá, Bocamina I and Bocamina II).

The agreement is subject to the condition precedent that the regulations on capacity transfers between generation companies go into force, which establishes, among other things, the essential conditions to ensure non-discriminatory treatment among the generators and to define the State of Strategic Reserve. By virtue of the above, Enel Generación Chile and Gasatacama Chile would formally and irrevocably agree to the final withdrawal of Bocamina I and Tarapacá, respectively, from the National Electricity System, establishing their deadlines on May 31, 2020 for Tarapacá, and December 31, 2023 for Bocamina I.

The Group stated its intention to accelerate the withdrawal of Tarapacá and Bocamina I, promoting the termination of their operations, all fully coordinated with the Authority. Within this context, on June 17, 2019, Gasatacama Chile submitted a request to the CNE to perform the final withdrawal, disconnection, and termination of operations of Tarapacá at an earlier date, i.e., by December 31, 2019.  On July 26, 2019, by Exempt Resolution No. 450 and in accordance with the provisions of article 72 -18 of the General Law of Electricity Services, the CNE authorized the final withdrawal, disconnection, and termination of operations of Tarapacá on December 31, 2019.

The management of the Tarapacá and Bocamina I assets will be carried out separately, and these assets will not form part of the Cash-Generating Unit formed by the rest of the plants owned by the Enel Generación Chile Group, whose economic management is performed in an integrated manner.

Due to the abovementioned and as a result of impairment testing on an individual basis, in 2019 the Group recognized impairment losses in the amount of ThCh$197,188,542 and ThCh$82,831,721 to adjust the carrying amount of the capitalized investment in Tarapacá and Bocamina I, respectively, to their recoverable amount. The resulting recoverable amount, after the recorded impairment, corresponds to the value of the lands held in Tarapacá and Bocamina I, in the amount of ThCh$1,613,803 and ThCh$ 6,362,581, respectively.

With respect to Bocamina II, Enel Generación Chile set a goal for its early withdrawal by December 31, 2040, at the latest. All of the above was subject to the authorization established in the General Law of Electricity Services. The financial effects would depend on the factors involved in the electricity market behavior, such as fuel prices, hydrological conditions, the growth of electricity demand, and international inflation indexes, which could not be determined at the close of 2019.

Notwithstanding the above, the useful lives of the Bocamina II assets were adjusted such that in any case, the depreciation would be calculated for any useful lives beyond December 31, 2040. This measure implied the recognition of a higher depreciation of ThCh$ 4,083,855 during 2019.

Development during 2020:

On May 27, 2020, the Board of Directors of Enel Generación Chile approved, subject to the corresponding CNE authorizations, the early withdrawal of Bocamina I and Bocamina II, establishing deadlines for such withdrawals on December 31, 2020 and May 31, 2022, respectively. The corresponding request was communicated to the CNE that same day.

This decision shows the Company’s commitment to fight against climate change and also considered the deep changes being experienced by the industry, including the constant and increasing penetration of renewable energies and the reduction in commodities prices, making gas-powered production more competitive, which would give greater flexibility to the system’s operations in comparison to coal-fired production.

On July 3, 2020, the CNE issued Exempt Resolution No. 237 authorizing the final withdrawal, disconnection, and termination of operations of Bocamina I on December 31, 2020.

Regarding Bocamina II, the Group also intended to accelerate its early closure, promoting the discontinuation of its operations in strict coordination with the Authority. In this context, on July 23, 2020, the CNE issued Exempt Resolution No. 266 authorizing the final withdrawal, disconnection, and termination of operations of Bocamina II as of May 31, 2022.

As occurred in 2019 with Tarapacá and Bocamina I, Bocamina II’s management assets will be managed separately and, accordingly, these assets will not form part of the Cash-Generating Unit consisting of the rest of the plants owned by the Enel Generación Chile Group, whose economic management continues to be carried out in a centralized manner.

Consequently, and as a result of impairment testing on an individual basis, in 2020 the Group recorded an impairment loss of ThCh$697,856,387 to adjust the carrying amount of the capitalized investment in Bocamina II to its recoverable value. Additionally, for this same reason, during fiscal year 2021 the Group recorded an additional impairment loss of ThCh$28,773,083. The resulting recoverable value, after the impairment recorded, corresponds to the value of the land associated with this plant, which as of December 31, 2020 was ThCh$2,014,684.

These situations have effects on deferred taxes, which are disclosed in Note 18.b.

(v)	As of September 2020, the Company’s subsidiary Empresa Nacional de Geotermia recorded an impairment of its works in progress of ThCh$378,993. Subsequently, its liquidation process began in December 2020, and which finalized during the first half of 2021.
(vi)	As a result of the public disturbances occurred in Chile during the last quarter of 2019, write-offs related to property, plant and equipment amounting to ThCh$1,629,983 were recorded. On the other hand, equipment dispositions amounting to ThCh$1,880,608 occurred. Both concepts total ThCh$3,510,591, see Note 31.